UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 3.4%
Canada — 1.3%
13,856	Barrick Gold Corp. (Materials)	$509,069
16,051	Goldcorp, Inc. (Materials)	507,693

		1,016,762

South Africa — 1.4%
23,778	AngloGold Ashanti Ltd. ADR (Materials)	549,272
60,973	Gold Fields Ltd. ADR (Materials)	584,731

		1,134,003

United States — 0.7%
13,617	Newmont Mining Corp. (Materials)	527,795

TOTAL COMMON STOCKS		$2,678,560

Exchange Traded Fund — 2.7%
Other — 2.7%
United States — 2.7%
60,554	iShares MSCI Emerging Markets Index Fund	$2,090,930

Principal		Interest	Maturity
Amount		Rate	Date	Value
Short-Term Obligations — 92.3%
Foreign Sovereign Debt Obligation(a) — 9.2%
France — 9.2%
France Treasury Bill
EUR	5,200,000	4.233%	12/18/08	$7,261,630

Discount Notes(a) — 27.7%
FHLB
	$3,000,000	2.424	11/03/08	2,994,639
	700,000	2.172	12/17/08	696,255
	500,000	2.585	12/22/08	497,153
FHLMC
	1,600,000	2.455	12/22/08	1,590,896
	5,400,000	0.755	12/29/08	5,366,628
FHLMC(b)
	3,367,000	2.435	11/03/08	3,360,983
FNMA
	500,000	2.333	10/01/08	500,000
	1,400,000	2.485	10/15/08	1,399,734
	1,400,000	2.414	10/29/08	1,399,455
	4,000,000	2.550	11/03/08	3,992,840

				21,798,583

U.S. Treasury Obligations(a) — 26.2%
United States Cash Management Bill
	5,000,000	1.697	11/28/08	4,991,139
United States Treasury Bill
	15,661,000	1.659	12/04/08	15,639,562

				20,630,701

Principal	Interest	Maturity
Amount	Rate	Date	Value
Time Deposit — 29.2%
JPMorgan Chase Euro — Time Deposit
$22,962,115	1.484%	10/01/08	$22,962,115

TOTAL SHORT-TERM OBLIGATIONS			72,653,029

TOTAL INVESTMENTS — 98.4%			$77,422,519

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.6%			1,269,910

NET ASSETS — 100.0%			$78,692,429

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* The principal amount of the Treasury Bill is stated in the currency in which the security is denominated. See below.

Currency Description

EUR	= Euro Currency

(a) Interest rates represent the annualized yield on date of purchase.
(b) All or a portion of security is segregated for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ABSOLUTE TRACKER FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
SWAP CONTRACTS — At September 30, 2008, the Fund had outstanding swap contracts with the following terms:
CREDIT DEFAULT SWAP CONTRACTS

					Upfront
		Notional	Rates		Payments
		Amount	Paid by	Termination	made by	Unrealized
Swap Counterparty	Reference Obligation	(000’s)	the Fund	Date	the Fund(a)	Gain

Protection Purchased:
Morgan Stanley Co., Inc.	CDX North America
	High Yield 10 Index	$5,400	5.000%	06/20/13	$349,321	$165,059
UBS AG	CDX North America
	High Yield 10 Index	7,100	5.000	06/20/13	647,318	59,192

TOTAL					$996,639	$224,251

(a) Net of amortization.
FORWARD FOREIGN CURRENCY CONTRACTS — At September 30, 2008, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	12/17/08	$2,202,660	$2,204,599	$1,939
Euro	Purchase	12/17/08	5,286,409	5,296,175	9,766
Euro	Sale	12/17/08	6,479,978	6,355,410	124,568

TOTAL					$136,273

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Australian Dollar	Purchase	12/17/08	$495,049	$472,414	$(22,635)
Australian Dollar	Sale	12/17/08	78,485	78,736	(251)
Euro	Purchase	12/17/08	12,843,159	12,534,281	(308,878)
Singapore Dollar	Purchase	12/17/08	2,660,973	2,654,481	(6,492)

TOTAL					$(338,256)

FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	379	December 2008	$16,337,491	$(260,312)
Russell 2000 Index	(27)	December 2008	(1,829,925)	117,464
10 Year U.S. Treasury Notes	(333)	December 2008	(38,170,125)	239,073

TOTAL				$96,225

TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$77,527,054

Gross unrealized gain	372,283
Gross unrealized loss	(476,818)

Net unrealized security loss	$(104,535)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS COMMODITY STRATEGY FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Commodity Index Linked Structured Notes(a)(b)(c)(d) — 33.7%
Barclays Bank PLC
$1,000,000	2.711%	05/26/09	$1,700,925
Commonwealth Bank of Australia Series A
40,000,000	2.712	12/22/08	42,911,175
Landesbank Baden-Wurttemberg
15,600,000	3.589	10/22/09	16,121,352
15,700,000	3.559	10/22/09	16,159,382
15,000,000	2.536	10/22/09	13,606,500
Merrill Lynch & Co.
10,000,000	3.426	10/22/09	10,172,100
1,500,000	0.000 (e)	11/06/09	1,500,000
Natixis Financial Products, Inc.
14,800,000	2.949	11/19/09	13,449,193

TOTAL COMMODITY INDEX LINKED STRUCTURED NOTES			$115,620,627

Corporate Bonds — 17.1%
Banks — 4.3%
ANZ Capital Trust(a)
$1,950,000	4.484%	01/29/49	$1,899,846
Citigroup, Inc.
2,075,000	5.125	02/14/11	1,897,017
Greater Bay Bancorp
4,150,000	5.125	04/15/10	4,218,608
Independence Community Bank Corp.(b)
825,000	3.750	04/01/14	457,594
ING Capital Funding Trust III(b)
1,775,000	8.439	12/29/49	1,653,363
JPMorgan Chase & Co.
1,250,000	6.625	03/15/12	1,232,673
Nordea Bank Sweden AB(a)(b)
1,410,000	8.950	11/29/49	1,271,496
Santander Central Hispano Issuances Ltd.
1,725,000	7.625	11/03/09	1,749,599
Sovereign Bank(b)
700,000	4.511	08/01/13	512,414

			14,892,610

Brokerage — 1.0%
Bear Stearns Companies, Inc.
1,625,000	5.850	07/19/10	1,617,808
1,975,000	6.950	08/10/12	1,989,141

			3,606,949

Chemicals — 0.5%
EI Du Pont de Nemours & Co.
1,575,000	5.000	07/15/13	1,579,394

Communications — 1.2%
Comcast Corp.
2,125,000	5.500	03/15/11	2,116,151
GTE Corp.
900,000	7.510	04/01/09	912,816
Time Warner Cable, Inc.
1,025,000	5.400	07/02/12	974,996

			4,003,963

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Consumer Cyclical — 1.7%
CVS/Caremark Corp.(b)
$1,100,000	4.317%	09/10/10	$1,096,828
Daimler Finance North America LLC(b)
1,925,000	3.249	03/13/09	1,916,669
Walgreen Co.
2,725,000	4.875	08/01/13	2,712,263

			5,725,760

Consumer Noncyclical — 0.4%
General Mills, Inc.
1,550,000	5.250	08/15/13	1,541,139

Electric — 0.5%
Mid American Energy Holdings Co.
950,000	5.650	07/15/12	945,887
Progress Energy, Inc.
750,000	7.100	03/01/11	770,640

			1,716,527

Energy — 0.7%
XTO Energy, Inc.
2,275,000	5.000	08/01/10	2,286,566

Financial Companies — 2.9%
American General Finance Corp.
3,075,000	4.000	03/15/11	1,383,750
Countrywide Home Loans, Inc.
2,075,000	4.000	03/22/11	1,815,625
General Electric Capital Corp.
4,025,000	4.125	09/01/09	3,941,348
Household Finance Corp.
925,000	7.000	05/15/12	932,732
HSBC Finance Corp.
1,800,000	8.000	07/15/10	1,844,883

			9,918,338

Insurance — 1.8%
Metropolitan Life Global Funding I(a)
2,075,000	5.125	04/10/13	2,015,813
Mony Group, Inc.
1,450,000	8.350	03/15/10	1,522,698
Prudential Financial, Inc.
1,975,000	5.800	06/15/12	1,968,269
ZFS Finance USA Trust I(a)(b)
1,000,000	6.150	12/15/65	726,220

			6,233,000

Pipelines — 0.3%
ONEOK Partners LP
1,050,000	5.900	04/01/12	1,044,033

REITs — 1.5%
Camden Property Trust
1,175,000	4.375	01/15/10	1,143,211
Colonial Realty LP
2,000,000	4.750	02/01/10	1,924,145
Westfield Capital Corp. Ltd.(a)
2,025,000	4.375	11/15/10	1,971,540

			5,038,896

GOLDMAN COMMODITY STRATEGY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds — (continued)
Technology — 0.3%
International Business Machines Corp.(b)
$950,000	3.375%	07/28/11	$949,027

TOTAL CORPORATE BONDS			$58,536,202

Mortgage-Backed Obligations — 35.2%
Adjustable Rate FHLMC(b) — 1.4%
$4,941,868	5.200%	01/01/37	$4,962,293

Adjustable Rate Non-Agency(b) — 4.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
273,653	4.997	04/25/35	210,910
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
421,942	4.470	04/25/34	334,335
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
2,000,000	4.650	10/25/35	1,351,866
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
1,102,144	5.077	06/25/35	851,791
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
2,408,517	3.507	08/25/35	1,498,415
Countrywide Alternative Loan Trust Series 2005-38, Class A1
342,589	4.355	09/25/35	217,847
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
3,045,432	3.517	11/20/35	1,884,879
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
728,320	4.822	04/20/35	585,866
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
368,652	4.543	11/20/34	259,912
Countrywide Home Loan Mortgage Pass-Through Trust Series 2005-HYB4, Class 2A1
1,574,917	4.902	08/20/35	1,054,549
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
164,650	4.750	12/25/34	148,757
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
476,574	5.358	08/25/35	318,463
Luminent Mortgage Trust Series 2006-5, Class A1A
655,333	3.397	07/25/36	396,229
Morgan Stanley Mortgage Loan Trust Series 2007-15AR, Class 2A1
3,736,639	6.477	11/25/37	2,528,675
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1
1,117,499	3.855	01/25/46	673,664
Structured Adjustable Rate Mortgage Loan Trust Series 2004-05, Class 3A1
507,927	4.380	05/25/34	357,412
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
220,753	5.250	09/25/34	157,345
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
932,852	5.450	11/25/34	701,941

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
$660,174	4.243%	06/25/34	$596,132
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
2,662,771	3.527	08/25/45	1,730,307

			15,859,295

Collateralized Mortgage Obligations — 1.0%
Interest Only(b)(f) — 0.0%
FNMA Series 2005-105, Class IH
596,258	0.000%	11/25/33	24,076

Planned Amortization Class — 1.0%
FHLMC Series 2005-2911, Class BU
3,469,286	5.000	09/15/23	3,481,297

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			3,505,373

Commercial Mortgage-Backed Securities — 2.6%
Adjustable Rate Non-Agency(b) — 0.3%
Morgan Stanley Capital I Series 2005-HQ7, Class A4
1,000,000	5.378	11/14/42	884,506

Sequential Fixed Rate — 2.3%
Banc of America Commercial Mortgage, Inc. Series 2006-5, Class A4
2,000,000	5.414	09/10/47	1,734,489
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3
2,000,000	5.467	09/15/39	1,734,087
First Union National Bank Commercial Mortgage Series 2000-C2, Class A2
2,886,650	7.202	10/15/32	2,927,145
LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3
2,000,000	5.347	11/15/38	1,720,835

			8,116,556

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			9,001,062

FHLMC — 7.1%
802,998	7.000	11/01/37	840,950
24,000,000	5.000	09/01/38	23,393,409

			24,234,359

FNMA — 18.5%
2,046,330	4.000	08/01/13	2,023,201
234,939	4.000	10/01/13	232,135
277,231	4.000	05/01/14	273,165
1,635,951	4.000	06/01/14	1,611,383
1,219,854	4.000	12/01/14	1,198,780
1,596,111	4.000	02/01/15	1,567,940
2,662,273	4.000	03/01/15	2,614,233
10,171,811	5.500	06/01/20	10,354,680
116,400	7.000	10/01/35	121,610
291,179	6.500	09/01/36	298,865
31,667	7.000	09/01/36	33,082
508,466	6.500	11/01/36	521,889
200,353	6.500	03/01/37	205,642
482,024	7.000	03/01/37	503,566

GOLDMAN COMMODITY STRATEGY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$10,177,889	7.000%	04/01/37	$10,632,705
134,373	7.000	06/01/37	140,368
44,132	6.500	08/01/37	45,284
318,405	6.500	09/01/37	326,720
897,419	6.500	10/01/37	921,073
521,891	7.000	10/01/37	545,173
397,945	6.500	12/01/37	408,338
489,882	5.000	03/01/38	477,966
833,609	7.000	03/01/38	870,796
496,998	5.000	04/01/38	484,592
41,217	6.500	06/01/38	42,294
15,000,000	5.000	TBA-30yr(g)	15,675,180
11,000,000	6.500	TBA-30yr(g)	11,278,432

			63,409,092

TOTAL MORTGAGE-BACKED OBLIGATIONS			$120,971,474

Agency Debentures — 5.6%
Germany — 3.0%
Kreditanstalt fuer Wiederaufbau
$10,300,000	3.050	11/07/09	$10,146,015

United States — 2.6%
Federal Home Loan Banks
9,100,000	3.100%	02/04/10	9,076,394

TOTAL AGENCY DEBENTURES			$19,222,409

Asset-Backed Securities — 0.8%
Home Equity — 0.8%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
$1,187,334	4.207%	10/25/37	$1,009,234
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
430,000	4.457	10/25/37	215,000
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
800,000	4.657	10/25/37	300,000
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
325,195	7.000	09/25/37	181,093
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
330,745	7.000	09/25/37	160,419
HFC Home Equity Loan Asset Backed Certificates Series 2007-3, Class APT(b)
1,335,815	4.388	11/20/36	1,015,427

TOTAL ASSET-BACKED SECURITIES			$2,881,173

U.S. Treasury Obligations — 7.7%
United States Treasury Bonds
$300,000	4.500%	02/15/36	$307,650
United States Treasury Notes
21,900,000	2.000	09/30/10	21,903,504

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — (continued)
$4,100,000	4.750%	08/15/17	$4,390,321

TOTAL U.S. TREASURY OBLIGATIONS			$26,601,475

	Interest
Shares	Rate	Value
Preferred Stock — 0.1%
Banks — 0.1%
Royal Bank of Scotland Group PLC ADR
175,000	9.118%	$169,694

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligations — 6.3%
Commercial Paper(i) — 4.3%
Citigroup Funding Corp.
$5,000,000	2.953%	11/10/08	$4,978,600
Dexia Delaware LLC
5,000,000	2.831	11/12/08	4,977,550
UBS Finance Delaware LLC
5,000,000	2.836	11/12/08	4,977,550

			$14,933,700

Discount Note — 2.7%
FHLMC Discount Notes(h)(i)
9,200,000	2.738	02/02/09	9,106,519

Time Deposit — 2.0%
JPMorgan Chase Euro — Time Deposit
6,813,516	1.484	10/01/08	6,813,516

TOTAL SHORT-TERM OBLIGATIONS			$30,853,735

TOTAL INVESTMENTS — 109.2%			$374,856,789

LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%			(31,520,293)

NET ASSETS — 100.0%			$343,336,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $125,029,776, which represents approximately 36.6% of net assets as of September 30, 2008.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

GOLDMAN COMMODITY STRATEGY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

(c) Security is linked to the S&P GSCI Total Return Index (“the Index”). The Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.
(d) The Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.
(e) Security purchased prior to initial reset date of underlying index. As such, a floating rate has not yet been assigned as of September 30, 2008.
(f) Security is issued with a zero coupon, and interest rate is contingent upon LIBOR reaching a predetermined level.
(g) TBA (To be announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $26,953,612 which represents approximately 7.9% of net assets as of September 30, 2008.
(h) All or a portion of security is segregated for initial margin requirements on futures transactions.
(i) Interest rates represent the annualized yield on date of purchase.

Investment Abbreviations:
ADR	— American Depositary Receipt
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN COMMODITY STRATEGY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD SALES CONTRACTS — At September 30, 2008, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date	Date	Amount	Value

FHLMC	5.000%	10/15/38	10/14/08	$24,000,000	$23,377,488
FNMA	5.000	09/25/38	10/14/08	15,000,000	15,675,180
FNMA	7.000	10/25/38	10/14/08	11,000,000	11,491,568
(Proceeds Receivable: $11,489,688)

TOTAL (Proceeds Receivable: $50,810,313)					$50,544,236

FUTURES CONTRACTS — At September 30, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(61)	December 2008	$(14,723,113)	$135,938
Eurodollars	(61)	March 2009	(14,797,837)	49,125
Eurodollars	(61)	June 2009	(14,786,400)	31,523
Eurodollars	(68)	September 2009	(16,468,750)	9,570
Eurodollars	(68)	December 2009	(16,415,200)	22,579
Eurodollars	(34)	March 2010	(8,194,000)	24,390
U.S. Long Bond	(102)	December 2008	(11,951,531)	45,677
2 Year U.S. Treasury Notes	(184)	December 2008	(39,272,500)	(208,248)
5 Year U.S. Treasury Notes	(40)	December 2008	(4,489,375)	13,798
10 Year U.S. Treasury Notes	218	December 2008	24,988,250	(66,976)

TOTAL				$57,376

SWAP CONTRACTS — At September 30, 2008, the Fund had outstanding swap contracts with the following terms:
CREDIT DEFAULT SWAP CONTRACT

		Notional
		Amount	Rates Paid	Termination	Unrealized
Swap Counterparty	Reference Obligation	(000’s)	by the Fund	Date	Gain

Protection Purchased:
Bank of America	Landesbank Baden-Wuerttemberg	$14,000	0.900%	09/20/09	$40,746

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Upfront
	Notional		Payments	Payments	Payments made
	Amount	Termination	received by	made by	(received) by	Unrealized
Swap Counterparty	(000’s) (a)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Bank of America	$2,800	12/17/13	3 Month LIBOR	4.250%	$(47,573)	$35,015
Bank of America	400	12/17/18	3 Month LIBOR	4.750	5,178	(12,482)
Bank of America	900	12/17/18	4.750%	3 Month LIBOR	29,962	(13,527)
Bank of America	800	12/17/28	3 Month LIBOR	5.000	(42,091)	11,690
Bank of America	800	12/17/28	5.000	3 Month LIBOR	(13,510)	43,911
Deutsche Bank Securities, Inc.	10,400	12/17/15	3 Month LIBOR	4.500	(40,536)	(56,717)
Deutsche Bank Securities, Inc.	1,600	12/17/18	4.750	3 Month LIBOR	28,000	1,217
Deutsche Bank Securities, Inc.	1,400	12/17/28	3 Month LIBOR	5.000	(36,473)	(16,729)
J.P.Morgan Securities, Inc.	13,000	12/17/13	3 Month LIBOR	4.250	140,659	(198,965)
J.P.Morgan Securities, Inc.	11,800	12/17/15	3 Month LIBOR	4.500	(99,240)	(11,104)
J.P.Morgan Securities, Inc.	2,900	12/17/18	4.750	3 Month LIBOR	67,649	(14,692)
J.P.Morgan Securities, Inc.	2,800	12/17/28	3 Month LIBOR	5.000	(106,302)	(103)

TOTAL					$(114,277)	$(232,486)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2008.

GOLDMAN COMMODITY STRATEGY FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (CONTINUED)
TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$385,204,435

Gross unrealized gain	6,420,024
Gross unrealized loss	(16,767,670)

Net unrealized security loss	$(10,347,646)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 113.6%
Australia — 17.5%
4,361,923	Centro Retail Group (REIT) (Retail)(a)	$409,032
3,587,785	Dexus Property Group (REIT) (Diversified)	4,220,294
2,530,869	GPT Group (REIT) (Diversified)	3,699,518
8,287,577	ING Industrial Fund (REIT) (Industrial)(a)	10,500,700
14,130,879	ING Real Estate Community Living Group (REIT) (Residential)(a)	3,536,834
1,985,723	Macquarie CountryWide Trust (REIT) (Retail)(a)	1,567,851
3,161,487	Stockland (REIT) (Diversified)	14,192,820
9,404,243	Tishman Speyer Office Fund (REIT) (Office)	7,100,323
27,914,170	Valad Property Group (REIT) (Office)	6,833,248
3,062,539	Westfield Group (REIT) (Retail)	41,950,458

		94,011,078

Austria — 1.5%
877,332	Conwert Immobilien Invest SE (Diversified)*	8,275,220

Brazil — 2.1%
515,844	Iguatemi Empresa de Shopping Centers SA (Retail)	3,637,935
291,333	MRV Engenharia e Participacoes SA (Residential)	3,008,405
548,849	Multiplan Empreendimentos Imobiliarios SA (Retail)*	4,672,528

		11,318,868

Canada — 2.7%
271,010	Boardwalk Real Estate Investment Trust (REIT) (Residential)	9,090,963
310,109	Brookfield Properties Corp. (Office)	4,842,858

		13,933,821

China — 1.3%
3,158,000	China Overseas Land & Investment Ltd. (Diversified)	3,827,632
7,003,000	Shui On Land Ltd. (Diversified)	2,923,720

		6,751,352

Finland — 2.3%
3,796,164	Citycon Oyj (Retail)	12,433,320

France — 12.4%
314,081	Klepierre (REIT) (Retail)	12,292,916
267,189	Unibail-Rodamco (REIT) (Diversified)	54,060,425

		66,353,341

Germany — 0.8%
5,871,582	Dawnay Day Sirius Ltd. (Office)	4,147,075

Hong Kong — 21.5%
5,580,000	Hang Lung Properties Ltd. (Retail)	13,135,512
2,537,000	Henderson Land Development Co. Ltd. (Diversified)	11,309,358
5,755,000	Hongkong Land Holdings Ltd. (Office)	17,240,875
5,592,153	Hysan Development Co. Ltd. (Diversified)	14,556,850
2,378,023	Kerry Properties Ltd. (Diversified)	7,707,320
4,157,000	Sun Hung Kai Properties Ltd. (Diversified)	42,836,954

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
2,860,000	The Wharf (Holdings) Ltd. (Diversified)	$8,170,821

		114,957,690

India — 0.7%
9,676,000	Ascendas India Trust (REIT) (Office)	3,535,442

Japan — 23.6%
2,123	Japan Excellent, Inc. (REIT) (Office)	9,484,915
2,010	Kenedix Realty Investment Corp. (REIT) (Diversified)	7,481,278
2,335,000	Mitsubishi Estate Co. Ltd. (Diversified)	46,011,515
2,404,000	Mitsui Fudosan Co. Ltd. (Office)	46,449,973
391,000	Sumitomo Realty & Development Co. Ltd. (Office)	8,515,483
1,332	Tokyu REIT, Inc. (REIT) (Office)	8,659,066

		126,602,230

Mexico — 0.9%
2,153,027	Urbi Desarrollos Urbanos SA de CV (Residential)*	5,025,994

Singapore — 7.0%
9,902,000	Ascendas Real Estate Investment Trust (REIT) (Industrial)	13,080,839
1,420,000	CapitaLand Ltd. (Residential)	3,095,288
8,582,000	CapitaMall Trust (REIT) (Retail)	13,685,777
9,522,000	Suntec Real Estate Investment Trust (REIT) (Office)	7,785,104

		37,647,008

Sweden — 6.3%
2,067,157	Castellum AB (Diversified)	18,174,020
1,988,316	Hufvudstaden AB Class A (Diversified)(a)	15,444,220

		33,618,240

United Kingdom — 13.0%
1,601,433	British Land Co. PLC (REIT) (Diversified)	21,601,205
830,344	Derwent London PLC (REIT) (Office)	15,627,772
2,152,382	Great Portland Estates PLC (REIT) (Office)	13,015,770
357,339	Land Securities Group PLC (REIT) (Diversified)	8,070,700
191,154	Liberty International PLC (REIT) (Retail)	3,305,378
1,996,508	Unite Group PLC (Residential)	8,206,031

		69,826,856

TOTAL COMMON STOCKS		$608,437,535

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 4.2%
JPMorgan Chase Euro — Time Deposit
$22,557,478	1.484%	10/01/08	$22,557,478

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$630,995,013

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)

	Interest
Shares	Rate	Value
Securities Lending Collateral — 1.0%
Boston Global Investment Trust — Enhanced Portfolio(b)
5,447,189	3.910%	$5,338,246

TOTAL INVESTMENTS — 118.8%		$636,333,259

LIABILITIES IN EXCESS OF OTHER ASSETS — (18.8)%		(100,699,268)

NET ASSETS — 100.0%		$535,633,991

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

As a % of
Investments Industry Classifications†	Net Assets
Diversified	54.7%
Industrial	4.3
Office	30.2
Residential	6.0
Retail	20.1
Short-term Investments #	5.2

TOTAL INVESTMENTS	120.5%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$864,863,648

Gross unrealized gain	2,199,192
Gross unrealized loss	(230,729,581)

Net unrealized security loss	$(228,530,389)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments
September 30, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 98.6%
Diversified — 8.0%
299,477	Duke Realty Corp. (REIT)(a)	$7,361,145
556,108	Vornado Realty Trust (REIT)(a)	50,578,022

		57,939,167

Healthcare — 11.3%
577,393	HCP, Inc. (REIT)	23,170,781
334,506	Health Care REIT, Inc. (REIT)(a)	17,805,754
218,825	Nationwide Health Properties, Inc. (REIT)(a)	7,873,324
671,349	Ventas, Inc. (REIT)	33,178,068

		82,027,927

Hotels — 3.7%
949,732	Host Hotels & Resorts, Inc. (REIT)(a)	12,621,938
900,392	Morgans Hotel Group Co.*(a)	9,823,277
57,371	Orient-Express Hotels Ltd. Class A(a)	1,384,362
103,997	Starwood Hotels & Resorts Worldwide, Inc.	2,926,476

		26,756,053

Industrial — 8.7%
427,909	AMB Property Corp. (REIT)(a)	19,384,278
1,059,720	ProLogis (REIT)	43,734,644

		63,118,922

Multifamily — 17.5%
631,603	American Campus Communities, Inc. (REIT)	21,398,710
393,569	Apartment Investment & Management Co. (REIT)	13,782,786
283,906	AvalonBay Communities, Inc. (REIT)(a)	27,942,029
82,975	BRE Properties, Inc. (REIT)(a)	4,065,775
598,678	Equity Residential (REIT)	26,587,290
190,021	Essex Property Trust, Inc. (REIT)(a)	22,485,185
178,415	Home Properties, Inc. (REIT)(a)	10,339,149

		126,600,924

Office — 16.0%
146,275	Alexandria Real Estate Equities, Inc. (REIT)(a)	16,455,937
433,957	Boston Properties, Inc. (REIT)(a)	40,644,413
413,402	Brookfield Properties Corp.	6,548,288
330,182	Digital Realty Trust, Inc. (REIT)(a)	15,601,099
610,985	Douglas Emmett, Inc. (REIT)(a)	14,095,424
341,607	SL Green Realty Corp. (REIT)(a)	22,136,134

		115,481,295

Other — 1.1%
201,329	American Tower Corp. Class A*	7,241,804
163,928	Gramercy Capital Corp. (REIT)(a)	424,574

		7,666,378

Retail — 27.0%
608,118	Acadia Realty Trust (REIT)(a)	15,373,223
165,074	Developers Diversified Realty Corp. (REIT)	5,231,195
343,874	Federal Realty Investment Trust (REIT)(a)	29,435,615
227,553	General Growth Properties, Inc. (REIT)(a)	3,436,050
622,731	Kimco Realty Corp. (REIT)	23,003,683
334,870	Regency Centers Corp. (REIT)	22,332,480
652,131	Simon Property Group, Inc. (REIT)(a)	63,256,707

Shares	Description	Value
Common Stocks — (continued)
Retail — (continued)
443,974	Taubman Centers, Inc. (REIT)	$22,198,700
179,771	The Macerich Co. (REIT)(a)	11,442,424

		195,710,077

Self Storage — 5.3%
473,552	Extra Space Storage, Inc. (REIT)	7,273,759
316,959	Public Storage, Inc. (REIT)	31,382,110

		38,655,869

TOTAL COMMON STOCKS		$713,956,612

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 0.7%
JPMorgan Chase Euro — Time Deposit
$4,693,077	1.484%	10/01/08	$4,693,077

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$718,649,689

	Interest
Shares	Rate	Value
Securities Lending Collateral — 30.5%
Boston Global Investment Trust — Enhanced Portfolio(b)
225,365,049	3.910%	$220,857,748

TOTAL INVESTMENTS — 129.8%		$939,507,437

LIABILITIES IN EXCESS OF OTHER ASSETS — (29.8)%		(215,452,481)

NET ASSETS — 100.0%		$724,054,956

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2008.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION — At September 30, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$903,939,329

Gross unrealized gain	89,524,938
Gross unrealized loss	(52,472,608)

Net unrealized security gain	$35,568,108

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by GSAM are valued at fair value using methods approved by the Board of Trustees.
     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Fair Value of Investments — For the period ended September 30, 2008, the Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurement (“FAS 157”). FAS 157 establishes fair value hierarchy that prioritizes the inputs and valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Level 1 - Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 - Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
As required by FAS 157, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

	Absolute Return Tracker
	Investments in
	Securities Long-	Derivatives -	Derivative -
Level	Assets	Assets	Liabilities
Level 1	$32,661,820	$356,537	$(260,312)
Level 2	44,760,699	334,428	(338,256)
Level 3	—	—	—
Total	$77,422,519	$690,965	$(598,568)

	Commodity Strategy
	Investments in	Investments in
	Securities Long-	Securities Long-	Derivatives -	Derivatives -
Level	Assets	Liabilities	Assets	Liabilities
Level 1	$26,601,474	$—	$332,600	$(275,224)
Level 2	348,255,315	50,544,236	132,579	(324,319)
Level 3	—	—	—	—
Total	$374,856,789	$50,544,236	$465,179	$(599,543)

	International
	Real Estate Securities	Real Estate Securities
	Investments in	Investments in
	Securities Long -	Securities Long -
Level	Assets	Assets
Level 1	$35,616,928	$934,814,360
Level 2(a)	600,716,331	4,693,077
Level 3	—	—
Total	$636,333,259	$939,507,437

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
(a) To adjust for differing local market close timing, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains and losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Funds may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2008, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.
Mortgage- and Asset-Backed Securities — Certain Funds may invest in mortgage-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, Real Estate Mortgage Investment Conduit pass-through or participation certificates, and stripped mortgage-backed securities. Each Fund may also invest in Asset-backed securities. Asset-backed securities are securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property.
     The value of some mortgage- and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage- or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities present credit risks that are generally not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. In addition, while mortgage- and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”), from a pool of mortgage loans. Payment received for IO’s are included in interest income on the Funds’ Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations.

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Payments received for PO’s, typically monthly, are treated as reductions to the cost basis of the securities held. All gains and losses resulting from principal payments are classified as interest income in the accompanying Statements of Operations.
Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Funds may be required to post collateral under the terms of a swap contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities.
     When entering into swap contracts, a Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under the swap contract. The Funds may invest in the following type of swaps:
     A credit default swap agreement involves one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer or an issuer within an index on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. If a credit event occurs, the seller of protection may be required to pay the Fund the “notional value” of the credit default swap on the specified reference obligation. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund enters into a sale contract and a credit event occurs, in addition to the credit exposure the Fund has on the other assets held in its portfolio, the value of the reference obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount the Fund pays to the counterparty, resulting in a loss to the Fund. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly.
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Funds may also be required to pay the dollar value of that decline to the counterparty.
     Swaps are marked-to-market daily using either pricing vendor quotations, counterparty prices or model prices.
Commodity Linked Structured Notes — The Commodity Strategy Fund may invest in structured notes whose values are based on the price movements of a commodity index. Commodity linked structured notes are valued by the counterparties as approved by the Trustees. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These structured notes are subject to prepayment, credit and interest rate risks. The current contracts held by the Fund have a mandatory put feature if the underlying index declines from entrance date by the amount noted in the agreement. The Commodity Strategy Fund has the option to request prepayment from the issuer at any time. Interest payments received are recorded

GOLDMAN SACHS SELECT SATELLITE FUNDS
Schedule of Investments (continued)
September 30, 2008 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
as net realized gains in the Statements of Operations. At maturity, or when a note is sold, the Fund records a realized gain or loss.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (GSAL) formerly Boston Global Advisors, a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 26, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	November 26, 2008

* Print the name and title of each signing officer under his or her signature.